Accounting Policies - Recently Issued or Adopted Relevant Accounting Standards (Details) $ in Thousands	Sep. 30, 2015 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost	$ 19,563
ASU No. 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost	$ 19,600